Note 1 - Summary of Significant Accounting Policies and Activities (Details) (USD $)	Dec. 31, 2014
Note 1 - Summary of Significant Accounting Policies and Activities (Details) [Line Items]
Minimum Loan Balance for Individual Impairment Evaluation (in Dollars)	$ 250,000
Maximum Loan Amount for Collective Impairment Evaluation (in Dollars)	$ 250,000
Real Estate Secured [Member] | Residential 1-4 Family [Member]
Note 1 - Summary of Significant Accounting Policies and Activities (Details) [Line Items]
Percent of Outstanding Loan Balances	60.00%
Real Estate Secured [Member] | Commercial Real Estate Portfolio Segment [Member]
Note 1 - Summary of Significant Accounting Policies and Activities (Details) [Line Items]
Percent of Outstanding Loan Balances	24.00%
Real Estate Secured [Member]
Note 1 - Summary of Significant Accounting Policies and Activities (Details) [Line Items]
Percent of Outstanding Loan Balances	93.00%